Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Beginning balance	$ 11,106	$ 6,226
Recognized in profit or loss	2,569	4,987
Recognized in other comprehensive income	1	(107)
Ending balance	13,676	11,106
Inventory
Statement [line items]
Beginning balance	5,335	2,955
Recognized in profit or loss	(639)	2,380
Recognized in other comprehensive income	0	0
Ending balance	4,696	5,335
Tax credit carryforwards
Statement [line items]
Beginning balance		0
Recognized in profit or loss	5,005
Recognized in other comprehensive income	0	0
Ending balance	5,005
Accrued compensated absences
Statement [line items]
Beginning balance	926	901
Recognized in profit or loss	15	25
Recognized in other comprehensive income	0	0
Ending balance	941	926
Allowance for sales discounts
Statement [line items]
Beginning balance	1,465	720
Recognized in profit or loss	437	745
Recognized in other comprehensive income	0	0
Ending balance	1,902	1,465
Depreciation
Statement [line items]
Beginning balance	641	601
Recognized in profit or loss	508	40
Recognized in other comprehensive income	0	0
Ending balance	1,149	641
Others
Statement [line items]
Beginning balance	3,353	1,259
Recognized in profit or loss	(2,855)	2,094
Recognized in other comprehensive income	0	0
Ending balance	498	3,353
Remeasurement of defined benefit plans
Statement [line items]
Beginning balance	(250)	(138)
Recognized in profit or loss	(5)	(5)
Recognized in other comprehensive income	1	(107)
Ending balance	(254)	(250)
Unrealised Foreign Exchange Gains Losses
Statement [line items]
Beginning balance	(364)	(71)
Recognized in profit or loss	103	(293)
Recognized in other comprehensive income	0	0
Ending balance	(261)	(364)
Operating loss carryforward
Statement [line items]
Beginning balance		755
Recognized in profit or loss		(755)
Recognized in other comprehensive income	0	0
Ending balance	0
Acquired Intangible Assets
Statement [line items]
Beginning balance		(756)
Recognized in profit or loss		756
Recognized in other comprehensive income	0	$ 0
Ending balance	$ 0